Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 contract	Dec. 31, 2013 contract
Derivative Instruments [Abstract]
Concentration of credit risk	$ 9,145,400	$ 16,770,954
Monthly average number of futures contracts bought	18,575	34,170
Monthly average number of futures contracts sold	19,013	35,026
Monthly average notional value of forward currency contracts traded	$ 565,000,000	$ 1,315,000,000